Basis of preparation - Disclosure of considerations in respect to COVID-19 and current environment (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) usd_per_bbl usd_per_mmBtu	Dec. 31, 2020 USD ($)
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Property, plant and equipment	$ 116,177	$ 116,177	$ 114,836
Surplus (deficit) in plan	$ 2,000	$ 2,000	$ (1,300)
Provisions, Discounted Cash Flow, Nominal Interest Rate	2.00%	2.00%	2.50%
Increase (decrease) through change in discount rate, other provisions		$ 1,300
Increase (decrease) through other changes, property, plant and equipment		1,000
Past service cost, net defined benefit liability (asset)	$ 300
Oil and gas properties portion with headroom equal to or less than twenty percent of carrying value [Member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Property, plant and equipment	$ 33,000	$ 33,000
Oil and gas assets [member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Reporting unit, percentage of carrying amount in excess of fair value		20.00%
Brent oil USD per barrel [Member] | Not later than one year [member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Long-term price assumptions used in value-in-use impairment testing | usd_per_bbl		60
Brent oil USD per barrel [Member] | Later than one year and not later than five years [member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Long-term price assumptions used in value-in-use impairment testing | usd_per_bbl		60
Brent oil USD per barrel [Member] | Later than five years and not later than ten years [member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Long-term price assumptions used in value-in-use impairment testing | usd_per_bbl		60
Brent oil USD per barrel [Member] | Later than ten years but not later than twenty years [Member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Long-term price assumptions used in value-in-use impairment testing | usd_per_bbl		55
Brent oil USD per barrel [Member] | Later than thirty years [Member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Long-term price assumptions used in value-in-use impairment testing | usd_per_bbl		45
Henry Hub gas USD per mmBtu [Member] | Not later than one year [member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Long-term price assumptions used in value-in-use impairment testing | usd_per_mmBtu		3.00
Henry Hub gas USD per mmBtu [Member] | Later than one year and not later than five years [member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Long-term price assumptions used in value-in-use impairment testing | usd_per_mmBtu		3.00
Henry Hub gas USD per mmBtu [Member] | Later than five years and not later than ten years [member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Long-term price assumptions used in value-in-use impairment testing | usd_per_mmBtu		3.00
Henry Hub gas USD per mmBtu [Member] | Later than ten years but not later than twenty years [Member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Long-term price assumptions used in value-in-use impairment testing | usd_per_mmBtu		3.00
Henry Hub gas USD per mmBtu [Member] | Later than thirty years [Member]
Disclosure of considerations in respect of COVID-19 and current environment [Line Items]
Long-term price assumptions used in value-in-use impairment testing | usd_per_mmBtu		2.75